Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 46,471	$ 14,544	$ 8,491
Other comprehensive income, net of tax:
Foreign currency translation adjustments	2,849	3,278	1,330
Other comprehensive income	2,849	3,278	1,330
Comprehensive income	49,320	17,822	9,821
Add: Comprehensive loss attributable to noncontrolling interest	277	1,027	12
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd	$ 49,597	$ 18,849	$ 9,833